Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 52,269	$ 42,997
Restricted cash		593	2,889
Short-term investments		2,565	6,464
Accounts receivable, net		36,995	31,640
Inventories, net		13,998	20,616
Prepaid expenses and other current assets		7,932	10,916
Total current assets		114,352	115,522
Non-current assets:
Property, plant and equipment, net		8,025	8,200
Right-of-use assets, net		5,983	3,228
Deferred tax assets, net		1,533	1,528
Long-term investments		10,353	10,293
Other non-current assets		105	151
Total non-current assets		25,999	23,400
TOTAL ASSETS		140,351	138,922
Current liabilities:
Short-term borrowings		31,268	23,438
Accounts payable		21,525	26,058
Bank acceptance notes payable		10,840	13,753
Accrued expenses and other current liabilities		9,948	13,239
Derivative liabilities			26
Operating lease liabilities – current		1,392	1,027
Taxes payable		2,300	2,168
Total current liabilities		77,378	79,864
Non-current liability:
Operating lease liabilities – non-current		4,786	2,172
Total non – current liability		4,786	2,172
TOTAL LIABILITIES		82,164	82,036
Commitments and Contingencies
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2024 and June 30, 2025)
Additional paid-in capital		26,050	17,405
Statutory reserve		3,193	3,193
Retained earnings		25,099	33,138
Accumulated other comprehensive income		3,843	3,148
Total shareholders’ equity		58,187	56,886
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		140,351	138,922
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1	1
Related party
Current liabilities:
Amounts due to related parties – current		$ 105	$ 155

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.